May 20, 2011
VIA EDGAR
Division of Investment Management
Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549-3628
Attention:
Re:  Horizon Technology Finance Corporation’s Preliminary Proxy Statement on Schedule 14A
Ladies and Gentlemen:
     On behalf of Horizon Technology Finance Corporation (the “Company”), please find attached a copy of the Company’s Preliminary Proxy Statement on Schedule 14A, filed via EDGAR today, May 20, 2011. We have also filed this cover letter via EDGAR.
     Should you have any questions regarding the enclosed, please do not hesitate to contact me by telephone directly at 513-361-1230, by e-mail at stephen.mahon@ssd.com, or by fax at 513-361-1201.

Respectfully submitted,
/s/ Stephen C. Mahon
Stephen C. Mahon

SCM/jb
Attachment

Copy:	Robert D. Pomeroy, Jr.
John C. Bombara
Toby D. Merchant, Esq.
CINCINNATI/88789.1
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